Income Taxes - Summary of Tax Losses Carried Forward (Details)	Mar. 31, 2019 CAD ($)
Federal
Tax losses carried forward
Tax losses carried forward	$ 29,706,000
Research and development expenses, without time limitation	11,509,000
Other deductible temporary differences, without time limitation	7,930,000
Federal | 2035
Tax losses carried forward
Tax losses carried forward	9,946,000
Federal | 2036
Tax losses carried forward
Tax losses carried forward	3,052,000
Federal | 2037
Tax losses carried forward
Tax losses carried forward	9,050,000
Federal | 2038
Tax losses carried forward
Tax losses carried forward	27,000
Federal | 2039
Tax losses carried forward
Tax losses carried forward	7,631,000
Provincial
Tax losses carried forward
Tax losses carried forward	26,636,000
Research and development expenses, without time limitation	16,181,000
Other deductible temporary differences, without time limitation	7,930,000
Provincial | 2035
Tax losses carried forward
Tax losses carried forward	5,433,000
Provincial | 2036
Tax losses carried forward
Tax losses carried forward	3,052,000
Provincial | 2037
Tax losses carried forward
Tax losses carried forward	10,498,000
Provincial | 2038
Tax losses carried forward
Tax losses carried forward	22,000
Provincial | 2039
Tax losses carried forward
Tax losses carried forward	$ 7,631,000